UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F HR

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2008

If amended report check here:              [ ]


This Amendment (check only one):           [ ] is a restatement
                                           [ ] adds new holding entries

Kerry Nelson
Name of Institutional Investment Manager


c/o Skystone Advisors LLC
Two International Place, 18th Floor            Boston       MA        02110
Business Address           (Street)            (City)     (State)     (Zip)


Form 13F File Number:              028-12374


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:


Kerry Nelson                       Managing Member        (617) 603-2081
(Name)                                 (Title)               (Phone)


Signature, Place and Date of Signing:


/s/Kerry Nelson
---------------
Kerry Nelson
Boston, MA
8/14/2008


Report Type:

[ ]                                13F HOLDINGS REPORT.
[X]                                13F NOTICE.
[ ]                                13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File Number:              Name:
028-12366                          Skystone Advisors LLC